Victory Multi-Cap Fund Expense Example - Victory Multi-Cap Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 691
Expense Example, with Redemption, 3 Years	937
Expense Example, with Redemption, 5 Years	1,202
Expense Example, with Redemption, 10 Years	1,957
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	319
Expense Example, with Redemption, 3 Years	709
Expense Example, with Redemption, 5 Years	1,226
Expense Example, with Redemption, 10 Years	2,365
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	$ 1,155